STOCK-BASED COMPENSATION	6 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 18. STOCK-BASED COMPENSATION

Stock-Based Awards Plan

The following is a summary of the stock options activity:

		Weighted
		Average
		Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2019	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	53,600	25.75
Outstanding as of June 30, 2020	109,520	$10.02
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2020	109,520	$10.02

The following is a summary of the status of options outstanding and exercisable at December 31, 2020:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$14.80	29,520	1.24	$14.80	29,520	1.24
$8.25	80,000	4.09	$8.25	80,000	4.09
109,520

The Share-based compensation expense recorded for stock options granted were both ¥Nil for the six months ended December 31, 2019 and 2020, respectively. No unrecognized share-based compensation for stock options as of December 31, 2020.

Restricted Shares to Senior Management

As of December 31, 2020, the Company has granted restricted shares of common stock to senior management and employees as follows:

On October 13, 2017, the Company granted 180,000 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $919,800 based on the closing stock price $5.11 at October 13, 2017. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on October 13, 2020.

On August 21, 2018, the Company granted 391,200 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $2,523,240 based on the closing stock price $6.45 at August 21, 2018. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. As of December 31, 2020, 260,800 shares were vest and 130,400 will not be vested until August 21, 2021.

250,086 and nil restricted shares were issued and outstanding for the six months ended December 31, 2019 and 2020, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management and employees were ¥4,057,093 and ¥3,403,513  ($521,001) for the six months ended December 31, 2019 and 2020, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management and employees as of December 31, 2020 was approximately ¥3.51 million ($0.5 million), which is expected to be recognized over a weighted average period of approximately 0.64 years.

Restricted Shares for service

As of December 31, 2020, the Company has granted restricted ordinary shares to consultants as follows:

On August 27, 2018, the Company approved the grant of 5,000 restricted shares with a value of $32,000 based on the closing stock price of $6.40 on August 27, 2018 to a company as payment for promotion PR/IR service. The vesting period of these shares was one year from the date of contract. 5,000 restricted shares were issued under this plan on August 27, 2018 and all granted shares under this plan are fully vested by August 27, 2019.

The Share-based compensation expense recorded for restricted shares issued for service were ¥33,927 and ¥nil for the six months ended December 31, 2019 and 2020, respectively. The total unrecognized share-based compensation expense of restricted shares issued for service as of December 31, 2020 was approximately ¥Nil.

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2019	821,644
Granted	—
Vested	(500,844)
Non-vested as of June 30, 2020	320,800
Granted	—
Vested	(190,400)
Non-vested as of December 31, 2020	130,400

The following is a summary of the status of restricted stock at December 31, 2020:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$6.45	130,400	0.64
	130,400